Schedule of Black-Scholes Option Pricing Model (Details) - $ / shares			12 Months Ended
	Apr. 20, 2024	Mar. 20, 2024	Dec. 31, 2025	Aug. 12, 2025
Warrants
Closing stock price	$ 9,359,532	$ 10,394,480		$ 3,480
Contractual exercise price	$ 9,360,000	$ 9,540,000
Risk-free rate	4.81%	4.41%
Estimated volatility	78.30%	78.50%	158.50%
Time period to expiration	3 years	3 years